AB InBev companies	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
AB InBev companies

37.	AB InBev companies
Listed below are the most important AB InBev companies. A complete list of the company’s investments is available at AB InBev NV, Brouwerijplein 1,
B-3000
Leuven, Belgium.
LIST OF MOST IMPORTANT FULLY CONSOLIDATED COMPANIES

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2019
ARGENTINA
CERVECERIA Y MALTERIA QUILMES SAICA y G - Charcas 5160 - C1425BOF - Buenos Aires	61.85
AUSTRALIA
FOSTER’S GROUP PTY LTD – Southbank Boulevard 77 - 3006 Southbank – Victoria	100.00
CUB PTY LTD - Southbank Boulevard 77 - 3006 Southbank – Victoria	100.00
FBG FINANCE PTY LTD - Southbank Boulevard 77 - 3006 Southbank – Victoria	100.00
FBG TREASURY (AUST) PTY LTD - Southbank Boulevard 77 - 3006 Southbank – Victoria	100.00
BELGIUM
AB INBEV N.V. – Grand Place 1 - 1000 – Brussel	Consolidating Company
BRASSERIE DE L’ABBAYE DE LEFFE S.A. - Place de l’Abbaye 1 - 5500 – Dinant	98.54
BROUWERIJ VAN HOEGAARDEN N.V. - Stoopkensstraat 46 - 3320 – Hoegaarden	100.00
COBREW N.V. - Brouwerijplein 1 - 3000 – Leuven	100.00
INBEV BELGIUM BV/SRL - Industrielaan 21 - 1070 – Brussel	100.00
BOTSWANA
KGALAGADI BREWERIES (PTY) LTD - Plot 20768, Broadhurst industrial estate - Gaborone 1	31.00
BOLIVIA
CERVECERIA BOLIVIANA NACIONAL S.A. - Av. Montes 400 and Chuquisaca No. 121, Zona Challapampa - La Paz	52.97
BRAZIL
AMBEV S.A. - Rua Dr Renato Paes de Barros, 1017, 3° andar, Itaim Bibi - CEP 04530-001 - São Paulo	61.85
CANADA
LABATT BREWING COMPANY LIMITED - 207 Queen’s Quay West, Suite 299 - M5J 1A7 – Toronto	61.85
CHILE
CERVECERIA CHILE S.A. - Av. Presidente Eduardo Frei Montalva 9600 - 8700000 – Quilicura	61.85
CHINA
ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	87.22
ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	84.66
ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. - 1 Budweiser Avenue, Southwest St., Sanshui District - 528132 - Foshan City, Guangdong	87.22
ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. - 9 HaPi Road Pingfang District - 150066 - Harbin City, Heilongijang Province	87.22
ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. - 18, Yingbin Road - 063300 - Tangshan City, Hebei Province	87.22
ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. - 660 Gong Ye Road, Hanjiang District - 351111 - Putian City, Fujian Province	87.22

1	The group’s shares entitle the holder to twice the voting rights

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2019
ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. - Lantian Economic District - 363005 - Zhangzhou City, Fujian Province	87.22
ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. - 159 Qi Xia East Road, Chengguan Town, Tiantai County - 317200 - Taizhou Cithy, Zhejiang Province	87.22
NANCHANG ASIA BREWERY CO. LTD. - 1188 Jinsha Avenue, Economic District - Nanchang City, Jiangxi Province	87.22
SIPING GINSBER DRAFT BEER CO. LTD. - Xianmaquan, Tiedong Area - Siping City, Jilin Province	87.22
ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. - 666 Zhaoxia Road - Nantong City, Jiangsu Province	87.22
ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. - No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area - 641300 - Ziyang City, Sichuan Province	87.22
ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. - No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town - 453100 - Weihui City, Henan Province	87.22
INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. - 89 Jin Long Quan Avenue - Jingmen City, Hubei Province	52.33
ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. - No 1 Qujiang Road, Suyu Industry Park - Suqian City, Jiangsu Province	87.22
COLOMBIA
ZX VENTURES COLOMBIA S.A.S. - Carrera 53 A, No 127 - 35 - 110221 – Bogota	100.00
BAVARIA & CIA S.C.A. - Carrera 53 A, No 127 - 35 - 110221 – Bogota	94.90
KOPPS COMERCIAL S.A.S - Carrera 53 A, No 127 - 35 - 110221 – Bogota	100.00
CZECH REPUBLIC
PIVOVAR SAMSON A.S. - V parku 2326/18, Chodov, 148 00 Praha 4	100.00
DOMINICAN REPUBLIC
CERVECERIA NACIONAL DOMINICANA S.A. - Autopista 30 de Mayo Km 61/2, Distrito Nacional - A.P. 1086 - Santo Domingo 1	52.42
ECUADOR
CERVECERÍA NACIONAL (CN) SA - Via a daule km 16,5 y calle cobre s/n – Guayaquil, Guayas	95.58
EL SALVADOR
INDUSTRIAS LA CONSTANCIA, SA DE CV - 526 Av. Independencia, San Salvador	100.00
FRANCE
AB INBEV FRANCE S.A.S. - Immeuble Crystal, 38, Place Vauban - C.P. 59110 - La Madeleine	100.00
GERMANY
BRAUEREI BECK GmbH & CO. KG - Am Deich 18/19 - 28199 – Bremen	100.00
BRAUEREI DIEBELS GmbH & CO.KG - Brauerei-Diebels-Strasse 1 - 47661 – Issum	100.00
HAAKE-BECK AG - Am Deich 18/19 - 28199 – Bremen	99.96
HASSERÖDER BRAUEREI GmbH - Auerhahnring 1 - 38855 – Wernigerode	100.00
ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH - Am Deich 18/19 - 28199 – Bremen	100.00
SPATEN - FRANZISKANER - BRÄU GmbH - Marsstrasse 46 + 48 - 80335 – München	100.00
ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG - Am Deich 18/19 - 28199 – Bremen	100.00
LOEWENBRAEU AG - Nymphenburger Str. 7 - 80335 – München	100.00
GHANA
ACCRA BREWERY LTD - Farra Avenue 20 1st Floor, Pkf Building, P.O. Box Gp1219 – Accra	60.00
GRAND DUCHY OF LUXEMBOURG
BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH - 1, Rue de la Brasserie - L-9214 – Diekirch	95.82

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2019
HONDURAS
CERVECERÍA HONDUREÑA, SA DE CV - Blvd. Del Norte, Carretera Salida a Puerto Cortes - San Pedro Sula, Cortes	99.00
HONG KONG
BUDWEISER BREWING CO APACT LTD - Flat Room 1823 18F Soundwill Plaza II-Middle Town Hong Kong (SAR)	87.22
INDIA
CROWN BEERS INDIA LIMITED - #8-2-684/A, Road No. 12 - Banjara Hills, Hyderabad 500034 - Andhra Pradesh	100.00
ANHEUSER BUSCH INBEV INDIA LIMITED. - Unit No.301-302, Dynasty Business Park, 3rd Floor - Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra	99.60
ITALY
ANHEUSER-BUSCH INBEV ITALIA SPA - Piazza Buffoni 3, 21013 Gallarate	100.00
MEXICO
CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V - Javier Barros Sierra 555 Piso 3 - Zedec Ed Plaza Santa Fe - 01210 Mexico City	100.00
MOZAMBIQUE
CERVEJAS DE MOÇAMBIQUE SA - Rua do Jardim 1329 - Maputo 1	49.00
THE NETHERLANDS
INBEV NEDERLAND N.V. - Ceresstraat 1 - 4811 CA – Breda	100.00
INTERBREW INTERNATIONAL B.V. - Ceresstraat 1 - 4811 CA – Breda	100.00
AB INBEV AFRICA B.V - Ceresstraat 1, 4811 CA – Breda	62.00
AB INBEV BOTSWANA B.V. - Ceresstraat 1, 4811 CA – Breda	62.00
NIGERIA
BEVERAGE MANAGEMENT SOLUTIONS LIMITED LTD. - 58 Akanbi Onitiri Close, Off Eric Moore Road, Surelere – Lagos	50.00
INTERNATIONAL BREWERIES PLC - Lawrence Omole Way, Omi Osoro Road, Imo Ilesha, Osun State 1	37.50
PANAMA
CERVECERÍA NACIONAL HOLDING SA - Costa del Este Business Park, torre Oeste Piso 2 - Ciudad de Panama	60.00
PARAGUAY
CERVECERIA PARAGUAYA S.A. - Ruta Villeta km 30 N 3045 - 2660 – Ypané	61.85
PERU
COMPANIA CERVECERA AMBEV PERU S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - Lima 15	97.22
UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON SAA - 3986 Av. Nicolas Ayllon, Ate, Lima 3	93.65
SOUTH AFRICA
SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY - 65 Park Lane, Sandown - 2001 – Johannesburg	100.00
THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES - 65 Park Lane, Sandown - 2146 – Johannesburg	91.55
SOUTH KOREA
ORIENTAL BREWERY CO., LTD - 8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu, Seoul, 06164, S . Korea	87.22
SWITZERLAND

1	The company is consolidated due to the group’s majority shareholdings and ability to control the operations.

Name and registered office of fully consolidated companies	% of economic interest as at 31 D ecember 2019
ANHEUSER-BUSCH INBEV PROCUREMENT GMBH GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) - Suurstoffi 22 – 6343 - Rotkreuz
TANZANIA
KIBO BREWERIES LTD PRIVATE COMPANY - Uhuru Street, Plot No 79, Block AA, Mchikichini, Ilala District - Dar es Salaam 1	36.00
UGANDA
NILE BREWERIES LTD - Plot M90 Yusuf Lule Roa, Njeru, Jinja - Eastern Uganda	61.64
UNITED KINGDOM
ABI SAB GROUP HOLDING LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00
ABI UK HOLDINGS 1 LIMITED - Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
AB INBEV UK LIMITED - Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
AB INBEV HOLDINGS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00
AB INBEV INTERNATIONAL BRANDS LIMITED - Bureau, 90 Fetter Lane, London, United Kingdom, EC4A 1EN	100.00
ZX VENTURES LIMITED - Porter Tun House, 500 Capability Green - LU1 3LS – Luton	100.00
UNITED STATES
ANHEUSER-BUSCH COMPANIES, LLC. - One Busch Place - St. Louis, MO 63118	100.00
ANHEUSER-BUSCH INTERNATIONAL, INC. - One Busch Place - St. Louis, MO 63118	100.00
ANHEUSER-BUSCH PACKAGING GROUP, INC. - One Busch Place - St. Louis, MO 63118	100.00
ANHEUSER-BUSCH, LLC – One Busch Place, St. Louis, MO. 63118	100.00
METAL CONTAINER CORPORATION, INC. – One Busch Place, St. Louis, MO. 63118	100.00
ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION - C/O THE CORPORATION TRUST COMPANY INC. - 1209 Orange Street - DE 19801 – Wi lmingt on	100.00
URUGUAY
CERVECERIA Y MALTERIA PAYSANDU S.A. - Cesar Cortinas, 2037 - C.P. 11500 – Montevideo	61.85
VIETNAM
ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED/No.2 VSIP II-A, Street no. 28, Vietnam - Singapore II-A Industrial Park, Tan Uyen District, Binh Duong Province	87.22
ZAMBIA
ZAMBIAN BREWERIES PLC - Mungwi Road, Plot Number 6438, Lusaka	54.00

LIST OF MOST IMPORTANT ASSOCIATES AND JOINT VENTURES

Name and registered office of associates and joint ventures	% of economic interest as at 31 d ecember 2019
FRANCE
SOCIÉTÉ DES BRASSERIES ET GLACIÈRES INTERNATIONALES SA - 49 Rue François 1er, Paris	20.00
GIBRALTAR
BIH BRASSERIES INTERNATIONALES HOLDING LTD - CC Building, 10th Floor, Main Street	20.00
BIH BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LTD - Suite 10/3, International Commercial Centre, 2A Main Street	27.00
TURKEY
ANADOLU EFES BIRACILIK VE MALT SANAYII AS - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler Istanbul	24.00
ZIMBABWE
DELTA CORPORATION LTD - Sable house, P.O. Box BW 343, Northridge Close, Borrowdale, Harare	25.00
RUSSIA
AB INBEV EFES - 28 Moscovskaya Street, Moscow region - 141607 – Klin	50.00